Note 8 - Preferred Stock	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

8. Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2013, the Company has not issued any shares of preferred stock.